Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Series A convertible preferred stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share		2,000,000
Series B Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share		575,000
Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share		2,225,000
Convertible notes [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share		1,650,000
Stock options [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	300,000	300,000